Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Securian Funds Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
SFT Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary: SFT Index 500 Fund
Objective [Heading]	rr_ObjectiveHeading	SFT Index 500 Fund: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500® Composite Stock Price Index (the S&P 500®).
Expense [Heading]	rr_ExpenseHeading	SFT Index 500 Fund: Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Class 1 or Class 2 shares of the Fund. The table does not reflect charges assessed in connection with the variable life insurance policies or variable annuity contracts, or qualified plans, that invest in the Fund. If these charges were included, the expenses shown in the table below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other Funds.

		The example assumes an investment of $10,000 in the Fund for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the other fees and expenses related to a variable life insurance policy, variable annuity contract or qualified plan that invests in the Fund. If these other fees and expenses were included, the expenses shown in the example below would be higher. Although actual costs may be higher or lower, based on these assumptions, costs would be:
Strategy [Heading]	rr_StrategyHeading	SFT Index 500 Fund: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests its assets in all of the common stocks included in the S&P 500®. The S&P 500® consists of approximately 500 large cap common stocks which together represent approximately 75% of the value of the total U.S. stock market. The weight of each stock in the index is determined by multiplying the stock price by the number of shares of that stock available for public trading. As of March 31, 2020, the market capitalizations of companies included in the S&P 500® ranged from $1.5 billion to $1,199.6 billion. Securian Asset Management, Inc. (Securian AM) uses computer modeling to replicate the index and round off security weightings. Rebalancing generally occurs quarterly.

		The Fund attempts to achieve a correlation with the S&P 500® of 100% without considering Fund expenses. However, the Fund is not required to hold a minimum or maximum number of common stocks included in the S&P 500®, and due to changing economic or markets, may invest in less than all of the common stocks included in the S&P 500®. Under normal conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks included in the S&P 500®.
Risk [Heading]	rr_RiskHeading	SFT Index 500 Fund: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund may result in the loss of money, and may be subject to various risks including the following types of principal risks:
  Index Performance Risk – the risk that the Fund’s ability to replicate the performance of the S&P 500® may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500®, the amount and timing of cash flows into and out of the Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500® (or stocks within an industry heavily weighted by the S&P 500®) performs poorly.
  Large Company Risk – is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.
  Market Risk – the risk that equity securities are subject to adverse trends in equity markets.
  Pandemic Risk – is the risk that pandemics and other illness-related geopolitical events may increase short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Pandemics may adversely affect individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments.

  An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect Fund performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
  Portfolio Risk – is the risk that Fund performance may not meet or exceed that of the market as a whole.
  Risk of Stock Investing – is the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may result in the loss of money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	SFT Index 500 Fund: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index. (Performance prior to May 1, 2012 is that of the Fund’s predecessor portfolio. See “Financial Highlights” at page 128 of the Prospectus.) The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower. The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the return of a broad based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class 2 Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart and table do not reflect the charges and other expenses associated with the variable life insurance policies and variable annuity contracts, or qualified plans which invest in the Fund. If such charges and expenses were included, the returns shown below would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter
1Q '19 | 13.50%
Worst Quarter
3Q '11 | -13.98%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ending December 31, 2019)
SFT Index 500 Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
1 Year	rr_AverageAnnualReturnYear01	31.20%
5 Years	rr_AverageAnnualReturnYear05	11.46%
10 Years	rr_AverageAnnualReturnYear10	13.30%
SFT Index 500 Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
2010	rr_AnnualReturn2010	14.54%	[1]
2011	rr_AnnualReturn2011	1.59%	[1]
2012	rr_AnnualReturn2012	15.42%	[1]
2013	rr_AnnualReturn2013	31.71%	[1]
2014	rr_AnnualReturn2014	13.13%	[1]
2015	rr_AnnualReturn2015	0.93%	[1]
2016	rr_AnnualReturn2016	11.44%	[1]
2017	rr_AnnualReturn2017	21.23%	[1]
2018	rr_AnnualReturn2018	(4.80%)	[1]
2019	rr_AnnualReturn2019	30.88%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.98%)
1 Year	rr_AverageAnnualReturnYear01	30.88%
5 Years	rr_AverageAnnualReturnYear05	11.18%
10 Years	rr_AverageAnnualReturnYear10	13.02%
SFT Index 500 Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.